Leases - Summary of Property Plant And Equipment Owned and Leased Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Property, Plant and Equipment owned (excluding right-of-use assets)	€ 976	€ 1,033
Right-of-use assets	1,879	2,215
Total Property, Plant and Equipment	€ 2,855	€ 3,248